INCOME TAX	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX

18. INCOME TAX

Income tax recognized in the statement of operations:

	2020	2019
Current tax
Current tax expense in respect of the current year	$—	$—

Deferred tax
Deferred tax expense (recovery) in the current year	—	—
Total income tax expense recognized in the current year	$—	$—

The reconciliation of income tax expense attributable to loss before income taxes differs from the amounts computed by applying the combined federal and provincial combined tax rate of 27% (2019 — 27%) of pre-tax loss as a result of the following:

	2020		2019
Loss before income taxes	$(36,675	)(a)	$(45,980	)(b)
Expected federal income tax recovery calculated at 27%(c)	(9,903)		(12,415)
Effect of expenses that are not deductible (permanent differences) in determining taxable profit	1,457		2,019
Tax rates differences applicable to foreign subsidiaries	(143)		(632)
Adjustments related to prior years	958		—
Change valuation allowance	8,009		10,150
Foreign exchange	(378)		878
Income tax expense	$—		$—

____________

(a)      Loss before income taxes of $36,671 plus loss from equity investment of $4.

(b)      Loss before income taxes of $45,884 plus loss from equity investment of $96.

(c)      Due to the substantial alignment of the taxable income base between Canada and its provinces, the combined federal and provincial rate has been used as the reconciliation rate.

The following net deferred tax assets are not recognized in the consolidated financial statements due to the unpredictability of future income as of the periods presented:

	2020	2019
Deferred tax asset (liability)
Non-capital losses carry forward	$18,436	$11,909
Capital losses carryforward	98	—
Other	1,697	1,567
Property, plant and equipment	279	—
Intangibles	441	—
Deferred tax assets	$20,951	$13,476
Valuation allowance	(20,525)	(12,515)
Intangible assets	(5,700)	(5,713)
Other	(426)	(948)
Net deferred tax liability	$(5,700)	$(5,700)

As at December 31, 2020, the Company has operating losses, which may be carried forward to apply against future year’s income tax for income tax purposes, subject to final determination by taxation authorities and expiring as follows:

	Canada	United States	Colombia	United Kingdom	Portugal	Germany
2030	$—	$—	$3,176	$—	$—	$—
2031			14,635		2,150
2032			7,048		5,157
2037	75	641	—
2038	323	—	—
2039	3,914
2040	11,519
Indefinite	—	11,963	—	1,761		7,824
Total	$15,831	$12,604	$24,859	$1,761	$7,307	$7,824

Should all of the deferred tax assets be recognized as an asset in the future, approximately $390 of the benefit would be credited to share capital. Due to the losses sustained by the Company in the current and prior periods, no amount of deferred tax related to investments in subsidiaries has been recognized.

Uncertain Tax Benefits

The Company has recorded no provisions for, or reserved amounts related to unrecognized deferred tax assets in respect of, uncertain tax benefits (2019 — $0) and there are no foreseeable changes for the twelve months following December 31, 2020. The Company did not record any expenses related to interest or penalties related to income taxes (2019 — $0). All years since the incorporation of the Company and its subsidiaries remain open to be audited by tax authorities.